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                                ING MUTUAL FUNDS
                            ING Worldwide Growth Fund

                         Supplement dated August 6, 2004
                             to the ING Mutual Funds
                    Statement of Additional Information (SAI)
                               Dated March 1, 2004

The Worldwide Growth section of the table contained in the section entitled "Investment Advisor Fees" on page 29 of the SAI is hereby deleted and replaced in its entirety with the following:

SERIES                             ANNUAL INVESTMENT ADVISER FEE

Worldwide Growth Fund    1.00% of the first $250 million of the Fund's average
                         daily net assets, 0.90% on the next $250 million of the Fund's average daily net assets, 0.80% on the next
                         $500 million of the Fund's average daily net assets, and 0.75% of the Fund's average daily net assets in excess of $1 billion(1)


      (1) Prior to December 1, 2003, the management fee for ING Worldwide Growth Fund was 1.00% of the first $500 million of the Fund's average daily net assets, 0.90% of the next $500 million of the Fund's average daily net assets, and 0.85% of the Fund's average daily net assets in excess of $1 billion

The Worldwide Growth section of the table in the section entitled "Sub-Advisory Agreements" on page 32 of the SAI is deleted and replaced in its entirety with the following:

Worldwide Growth Fund    0.4500% of the first $250 million of the Fund's average
                         daily net assets, 0.4050% of the next $250 million of the Fund's average daily net assets, 0.36% on the next
                         $500 million of the Fund's average daily net assets, and 0.3375% of the Fund's average daily net assets in excess of $1 billion(1)

      (1) For the period August 1, 2003 through November 30, 2003, the sub-advisory fee was 0.4500% on the first $500 million, 0.4050% of the next $250 million and 0.3825% of the Fund's average daily net assets in excess of $1 billion.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE